Inx Token Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Inx Token Warrant Liability [Abstract]
Schedule of Warrant Liability Composition	As of December 31, 2023 and 2022, directors, advisors, employees and service providers held 5,574,292 and 6,972,192 restricted INX Tokens or INX Token warrants, respectively. The warrant grantees have a right to purchase INX Tokens upon the completion of the term set forth in each warrant agreement.
	December 31,
	2023	2022
INX Token warrant liability:
Warrants granted to employees, advisors and service providers	$1,240	$1,580

Schedule of Black-Scholes Pricing Model used for Fair Value Measurement of INX Tokens Warrants	The following table lists the inputs to the Black-Scholes pricing model used for the fair value measurement of INX Token warrants:
	December 31, 2023	December 31, 2022

Expected volatility of the token prices (%)	89.05% – 108.38%	67.51% – 86.39%
Risk-free interest rate (%)	3.88% – 5.40%	3.88% – 4.69%
Expected life of warrant (years)	0.52 – 10.00	0.08 – 10.00
Exercise price	$0.01 – $2.81	$0.01 – $2.86

Schedule of Changes in Number of INX Token Warrants	The following table presents changes in the number of INX Token warrants and restricted INX Token awards during the years ended December 31, 2023, and 2022:
	2023		2022
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price

INX Token warrants outstanding at beginning of year (*)	6,972,192	$0.46	5,660,861	$0.52
INX Token warrants granted during the year	1,265,000	0.16	4,388,043	0.25
INX Token warrants forfeited during the year	(187,000)	0.35	(491,833)	1.40
INX Token warrants expired during the year	(326,690)	0.32	(50,261)	0.03
INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year	(2,149,210)	0.01	(2,534,618)	0.06

INX Token warrants outstanding at the end of year	5,574,292	$0.33	6,972,192	$0.46

INX Token warrants exercisable at the end of year	2,606,000	$0.24	3,718,955	$0.16
(*)	During the year ended December 31, 2022, the Company offered to employees an option to modify certain token warrants originally issued in 2021 and 2022. As result, during 2022, terms for 1,801,500 INX token warrants were modified to include a new exercise price and a new vesting schedule, which resulted in the increase in the fair value of the INX Token warrants of $8.

Schedule of Token-Based Compensation	Token-based compensation for years ended December 31, 2023, 2022 and 2021 is included within the following expenses:
	Year ended December 31
	2023	2022	2021
Operating expenses (income):
Research and development	$166	$135	$262
Sales and marketing	268	437	177
General and administrative	464	820	6,736
Change in fair value of INX Token warrant liability	(204)	(8,294)	12,626
Total token-based compensation expense (income)	$694	$(6,902)	$19,801